U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21260

CM ADVISORS FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

805 Las Cimas Parkway, Suite 305, Austin, Texas 78746

(Address of Principal Executive Offices)

Brittany Weise

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, NC 27609

Registrant's Telephone Number, including Area Code: (512) 329-0050

Date of fiscal year end: February 28

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1 – Proxy Voting Record.

CM Advisors Fixed Income Fund

Proxy Voting Record

July 1, 2022 – June 30, 2023

CM Advisors Family of Funds held no securities entitled to vote at a meeting of shareholders during the reporting period of July 1, 2022 through June 30, 2023.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	CM Advisors Family of Funds

By:	/s/ James D. Brilliant
James D. Brilliant, President
(Principal Executive Officer)
Date:	August 7, 2023